Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2021
Registrant Name	BNY Mellon Intermediate Municipal Bond Fund, Inc.
Entity Central Index Key	0000718935
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 22, 2021
Document Effective Date	Sep. 30, 2021
Prospectus Date	Sep. 30, 2021
BNY Mellon Intermediate Municipal Bond Fund, Inc. | BNY Mellon Intermediate Municipal Bond Fund, Inc.
Prospectus:
Trading Symbol	DITEX